Movements in Equity - Summary of Cumulative Translation Exchange in Equity (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	£ (652)	£ 330	£ 811
Exchange movements on overseas net assets	(93)	(907)	(481)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries	36	(75)
Ending balance	(709)	(652)	330
Previously stated [member]
Beginning balance		330
Ending balance			330
Retained earnings [member]
Beginning balance	(524)	381	443
Exchange movements on overseas net assets	(51)	(830)	(458)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries	36	(75)
Adjustment of exchange movements on overseas net assets			396
Ending balance	(539)	(524)	381
Retained earnings [member] | Previously stated [member]
Beginning balance		(15)
Ending balance			(15)
Fair value reserve [member]
Beginning balance	(1)	1	23
Exchange movements on overseas net assets	(8)	(2)	(22)
Ending balance	(9)	(1)	1
Fair value reserve [member] | Previously stated [member]
Beginning balance		1
Ending balance			1
Non- controlling interests [member]
Beginning balance	(127)	(52)	345
Exchange movements on overseas net assets	(34)	(75)	(1)
Adjustment of exchange movements on overseas net assets			(396)
Ending balance	£ (161)	(127)	(52)
Non- controlling interests [member] | Previously stated [member]
Beginning balance		£ 344
Ending balance			£ 344